PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets less than discount rate	$ (576)	$ 150
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,184
Past service cost - Plan amendments			$ (1)
Past service cost - Curtailments			(3)
Balance at end of the period	861	1,184
Present value of the wholly or partly funded obligation	(20)	(29)
Fair value of plan assets	5	6
Net present value of the wholly or partly funded obligation	(15)	(23)
Present value of the unfunded obligation	(846)	(1,161)
Net amount recognized	(861)	(1,184)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,190	1,438
Current service cost	37	9
Interest cost on DBO	30	25
Past service cost - Plan amendments		(57)
Past service cost - Curtailments		7
Actuarial (gain) loss	(250)	(111)
Demographic assumptions	1	(1)
Financial assumptions	(251)	(66)
Experience adjustment	0	(44)
Benefits paid	(71)	(82)
Foreign currency exchange rate differences and other movements	(70)	(25)
Balance at end of the period	866	1,190	1,438
Net amount recognized	(866)	(1,190)	(1,438)
Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)	(6)
Benefits paid		1
Return on plan assets less than discount rate	(1)	1
Balance at end of the period	(5)	(6)	(6)
Net amount recognized	5	6	6
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	661
Past service cost - Plan amendments			(1)
Past service cost - Curtailments			0
Balance at end of the period	455	661
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(455)	(661)
Net amount recognized	(455)	(661)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	661	742
Current service cost	11	(1)
Interest cost on DBO	19	18
Past service cost - Plan amendments		1
Past service cost - Curtailments		0
Actuarial (gain) loss	(163)	(66)
Demographic assumptions	0	(2)
Financial assumptions	(155)	(55)
Experience adjustment	(8)	(9)
Benefits paid	(32)	(34)
Foreign currency exchange rate differences and other movements	(41)	1
Balance at end of the period	455	661	742
Net amount recognized	(455)	(661)	(742)
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid		0
Return on plan assets less than discount rate	0	0
Balance at end of the period	0	0	0
Net amount recognized	0	0	0
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	417
Past service cost - Plan amendments			0
Past service cost - Curtailments			0
Balance at end of the period	309	417
Present value of the wholly or partly funded obligation	(20)	(29)
Fair value of plan assets	5	6
Net present value of the wholly or partly funded obligation	(15)	(23)
Present value of the unfunded obligation	(294)	(394)
Net amount recognized	(309)	(417)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	423	590
Current service cost	21	7
Interest cost on DBO	5	2
Past service cost - Plan amendments		(58)
Past service cost - Curtailments		7
Actuarial (gain) loss	(71)	(43)
Demographic assumptions	0	1
Financial assumptions	(84)	(5)
Experience adjustment	13	(39)
Benefits paid	(32)	(44)
Foreign currency exchange rate differences and other movements	(32)	(24)
Balance at end of the period	314	423	590
Net amount recognized	(314)	(423)	(590)
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(6)	(6)
Benefits paid		1
Return on plan assets less than discount rate	(1)	1
Balance at end of the period	(5)	(6)	(6)
Net amount recognized	5	6	6
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	106
Past service cost - Plan amendments			0
Past service cost - Curtailments			(3)
Balance at end of the period	97	106
Present value of the wholly or partly funded obligation	0	0
Fair value of plan assets	0	0
Net present value of the wholly or partly funded obligation	0	0
Present value of the unfunded obligation	(97)	(106)
Net amount recognized	(97)	(106)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	106	106
Current service cost	5	3
Interest cost on DBO	6	5
Past service cost - Plan amendments		0
Past service cost - Curtailments		0
Actuarial (gain) loss	(16)	(2)
Demographic assumptions	1	0
Financial assumptions	(12)	(6)
Experience adjustment	(5)	4
Benefits paid	(7)	(4)
Foreign currency exchange rate differences and other movements	3	(2)
Balance at end of the period	97	106	106
Net amount recognized	(97)	(106)	(106)
Other | Other post-employment benefits and other long-term employee benefits ("OPEB") | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Benefits paid		0
Return on plan assets less than discount rate	0	0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0